Insurance Contract Liabilities - Summary (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Insurance Contract Liabilities
Insurance contracts issued	$ 50,611.8	$ 47,782.7
Assets for insurance acquisition cash flows	(170.8)	(180.5)
Insurance contract liabilities	50,441.0	47,602.2
LRC
Insurance Contract Liabilities
Insurance contracts issued	4,452.8	5,878.1
LIC
Insurance Contract Liabilities
Insurance contracts issued	46,159.0	41,904.6
Estimates of undiscounted gross cumulative claims
Insurance Contract Liabilities
Loss reserve development	464.6
PAA
Insurance Contract Liabilities
Insurance contracts issued	48,228.3	42,989.4	$ 41,863.4
Assets for insurance acquisition cash flows	(170.8)	(176.8)
Insurance contract liabilities	48,057.5	42,812.6
PAA | Life insurance and Run-off
Insurance Contract Liabilities
Insurance contracts issued	3.3	80.4	$ 70.7
GMM
Insurance Contract Liabilities
Insurance contracts issued	2,383.5	4,793.3
Assets for insurance acquisition cash flows		(3.7)
Insurance contract liabilities	2,383.5	4,789.6
GMM | Eurolife FFH Life Insurance Group Holdings S.A. (Eurolife)
Insurance Contract Liabilities
Insurance contracts issued	2,739.4	2,276.3
GMM | LRC
Insurance Contract Liabilities
Insurance contracts issued	834.4	3,104.5
GMM | LIC
Insurance Contract Liabilities
Insurance contracts issued	1,549.1	1,688.8
GMM | Global Insurers and Reinsurers
Insurance Contract Liabilities
Insurance contracts issued	705.0	941.4
GMM | International Insurers and Reinsurers
Insurance Contract Liabilities
Insurance contracts issued	284.0	303.0
GMM | Life insurance and Run-off
Insurance Contract Liabilities
Insurance contracts issued	$ 1,394.5	$ 3,548.9